UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--1.6%
Lear	75,700		8,389,074
Banks--5.5%
BancorpSouth	199,300		4,627,746
BankUnited	19,700		644,978
Cathay General Bancorp	55,500		1,578,975
Comerica	97,700		4,409,201
Fifth Third Bancorp	16,900		318,565
First Horizon National	242,300		3,462,467
KeyCorp	533,700		7,557,192
Regions Financial	110,000		1,039,500
SunTrust Banks	138,500		5,690,965
			29,329,589
Capital Goods--7.0%
Huntington Ingalls Industries	61,000		8,549,150
Lincoln Electric Holdings	86,200		5,636,618
Rockwell Automation	29,700		3,444,903
SPX	81,800		6,944,820
Textron	193,200		8,564,556
Timken	4,500		189,630
Trinity Industries	112,600		3,998,426
			37,328,103
Commercial & Professional Services--1.2%
IHS, Cl. A	58,100	a	6,609,456
Consumer Durables & Apparel--2.8%
Brunswick	133,400		6,863,430
Deckers Outdoor	47,800	a	3,483,186
Hanesbrands	111,100		3,722,961
Harman International Industries	5,600		748,328
			14,817,905
Consumer Services--1.7%
Wyndham Worldwide	98,300		8,893,201
Diversified Financials--5.6%
Affiliated Managers Group	15,100	a	3,243,178
Moody's	88,600		9,196,680
Navient	130,800		2,659,164
T. Rowe Price Group	100,300		8,122,294
Waddell & Reed Financial, Cl. A	136,300		6,752,302
			29,973,618
Energy--4.7%
Cameron International	122,900	a	5,545,248
FMC Technologies	12,300	a	455,223
Marathon Petroleum	20,300		2,078,517
ONEOK	160,500		7,742,520
Tesoro	85,800		7,832,682
Western Refining	15,100	b	745,789
World Fuel Services	12,600		724,248
			25,124,227
Food & Staples Retailing--2.1%
Kroger	143,000		10,962,380
Food, Beverage & Tobacco--5.1%
Bunge	31,900		2,627,284
Ingredion	56,800		4,420,176
Lancaster Colony	20,100		1,912,917
Monster Beverage	70,300	a	9,729,168
Pilgrim's Pride	254,500	b	5,749,155
Tyson Foods, Cl. A	71,200		2,726,960
			27,165,660

Health Care Equipment & Services--7.9%
Align Technology	40,100	a	2,156,778
Boston Scientific	557,200	a	9,890,300
C.R. Bard	24,700		4,133,545
Cigna	18,500		2,394,640
DENTSPLY International	146,800		7,470,652
Edwards Lifesciences	7,500	a	1,068,450
Health Net	139,200	a	8,420,208
Teleflex	55,200		6,669,816
			42,204,389
Household & Personal Products--.7%
Energizer Holdings	26,500		3,658,325
Insurance--2.4%
Lincoln National	59,200		3,401,632
Reinsurance Group of America	27,600		2,572,044
RenaissanceRe Holdings	25,900		2,583,007
Unum Group	127,300		4,293,829
			12,850,512
Materials--3.7%
Ball	28,800		2,034,432
Cabot	50,500		2,272,500
Celanese, Ser. A	136,500		7,624,890
International Flavors & Fragrances	34,100		4,003,340
Steel Dynamics	112,800		2,267,280
Westlake Chemical	17,100		1,230,174
			19,432,616
Media--1.2%
News Corp., Cl. A	65,400	a	1,047,054
Starz, Cl. A	156,600	a	5,388,606
			6,435,660
Pharmaceuticals, Biotech & Life Sciences--7.9%
Agilent Technologies	107,500		4,466,625
Charles River Laboratories
International	81,100	a	6,430,419
Hospira	77,500	a	6,807,600
Mettler-Toledo International	27,200	a	8,939,280
PerkinElmer	90,700		4,638,398
United Therapeutics	37,100	a	6,397,339
Zoetis	91,700		4,244,793
			41,924,454
Real Estate--4.1%
Corrections Corporation of America	192,279	c	7,741,153
General Growth Properties	44,100	c	1,303,155

HCP	74,500	c	3,219,145
Host Hotels & Resorts	172,800	c	3,487,104
Post Properties	43,200	c	2,459,376
Taubman Centers	49,000	c	3,779,370
			21,989,303
Retailing--8.4%
Bed Bath & Beyond	112,300	a	8,621,832
Big Lots	146,200		7,021,986
Dollar General	67,500		5,088,150
Foot Locker	135,700		8,549,100
Macy's	83,600		5,426,476
O'Reilly Automotive	46,200	a	9,990,288
			44,697,832
Semiconductors & Semiconductor Equipment--4.7%
Integrated Device Technology	327,700	a	6,560,554
Micron Technology	208,200	a	5,648,466
ON Semiconductor	298,900	a	3,619,679
Skyworks Solutions	94,900		9,327,721
			25,156,420
Software & Services--10.0%
ANSYS	50,400	a	4,444,776
Computer Sciences	76,100		4,967,808
DST Systems	69,900		7,738,629
Electronic Arts	73,700	a	4,334,665
FactSet Research Systems	23,900		3,804,880
Fiserv	92,500	a	7,344,500
Intuit	101,200		9,812,352
NeuStar, Cl. A	63,500	a,b	1,563,370
Rovi	66,700	a	1,214,607
VeriSign	117,100	a,b	7,842,187
			53,067,774
Technology Hardware & Equipment--2.1%
ARRIS Group	6,500	a	187,818
Harris	10,500		826,980
InterDigital	17,000		862,580
NetApp	113,900		4,038,894
SanDisk	86,800		5,522,216
			11,438,488
Transportation--3.7%
Alaska Air Group	77,600		5,135,568
Avis Budget Group	53,400	a	3,151,401
Old Dominion Freight Line	19,800	a	1,530,540
Southwest Airlines	217,500		9,635,250
			19,452,759
Utilities--5.4%
AES	94,600		1,215,610
AGL Resources	73,400		3,644,310
Calpine	344,900	a	7,887,863
Entergy	104,000		8,058,960
IDACORP	8,400		528,108
Wisconsin Energy	149,500		7,400,250
			28,735,101
Total Common Stocks
(cost $420,909,187)			529,636,846

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,517,381)	2,517,381	[d]	2,517,381

Investment of Cash Collateral for
Securities Loaned--3.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,759,335)	17,759,335 [d]	17,759,335
Total Investments (cost $441,185,903)	103.3%	549,913,562
Liabilities, Less Cash and Receivables	(3.3%)	(17,503,911)
Net Assets	100.0%	532,409,651

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $18,011,958 and the value of the collateral held by the fund was $18,646,105, consisting of cash collateral of $17,759,335 and U.S. Government &
Agency securities valued at $886,770.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $108,727,659 of which $118,606,470 related to appreciated investment securities and $9,878,811 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.0
Retailing	8.4
Health Care Equipment & Services	7.9
Pharmaceuticals, Biotech & Life Sciences	7.9
Capital Goods	7.0
Diversified Financials	5.6
Banks	5.5
Utilities	5.4
Food, Beverage & Tobacco	5.1
Energy	4.7
Semiconductors & Semiconductor Equipment	4.7
Real Estate	4.1
Money Market Investments	3.8
Materials	3.7
Transportation	3.7
Consumer Durables & Apparel	2.8
Insurance	2.4
Food & Staples Retailing	2.1
Technology Hardware & Equipment	2.1
Consumer Services	1.7
Automobiles & Components	1.6
Commercial & Professional Services	1.2
Media	1.2
Household & Personal Products	.7
103.3

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs

Assets ($)				Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	529,636,846	-	-	529,636,846
Mutual Funds	20,276,716	-	-	20,276,716

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)